Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,022,483	¥ 1,019,568
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	505,624	562,375
Other non-current assets (Retirement benefit assets)	(261,855)	(341,723)
Net amount recognized	243,769	220,652
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	516,859	457,193
Other non-current assets (Retirement benefit assets)	(125,771)	(106,376)
Net amount recognized	¥ 391,088	¥ 350,817